Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions							3 Months Ended				12 Months Ended
	Apr. 21, 2024	Apr. 01, 2024	Mar. 15, 2024	Dec. 28, 2023	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2024
Subsequent Event [Line Items]
Payable Date				Dec. 28, 2023				Oct. 01, 2023	Jul. 01, 2023	Apr. 01, 2023
Dividends Payable, Date Declared							Nov. 30, 2023	Sep. 01, 2023	Jun. 01, 2023	Mar. 01, 2023
Depositary share interest of 1/1000th in each 5.625%							0.01%				0.01%
Payments of Ordinary Dividends, Common Stock											$ 40.3	$ 40.0	$ 0.0
5.950% Preference Shares (AHL PRC)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage											5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage						5.625%					5.625%	5.625%
5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage					5.625%						5.625%	5.625%
Depositary share interest of 1/1000th in each 5.625%							0.001%				0.001%
Depositary share dividend							$ 0.35156				$ 0.35156
Subsequent Event
Subsequent Event [Line Items]
Payments of Ordinary Dividends, Common Stock	$ 25.0
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage		595.00%
Dividend, in usd per share														$ 0.3719
Payable Date		Apr. 01, 2024
Dividends Payable, Date Declared			Mar. 15, 2024
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage		5.625%
Dividend, in usd per share														0.3516
Payable Date		Apr. 01, 2024
Dividends Payable, Date Declared			Mar. 15, 2024
Subsequent Event | 5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage		5.625%
Dividend, in usd per share														$ 351.56
Payable Date		Apr. 01, 2024
Dividends Payable, Date Declared			Mar. 15, 2024
Depositary share interest of 1/1000th in each 5.625%														0.001%
Depositary share dividend														$ 0.35156